MFA 2025-NQM3 Trust ABS-15G

Exhibit 99.41

Data Compare

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xx	xx	60585		Sales Price (HUD-1 Line 101)	Not Applicable	xx			Loan is refinance.	Initial